Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%	100.00%
Plan assets	[1]	$ 11,633	$ 12,706		$ 12,869
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, target allocation percentage, maximum		10.00%
Equity and debt securities, percentage of plan assets		3.60%	5.90%
U.S. Qualified Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		35.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		40.20%	39.70%
U.S. Qualified Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		30.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		35.00%	34.50%
U.S. Qualified Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	[2]	5.00%
Equity and debt securities, target allocation percentage, maximum	[2]	17.50%
Equity and debt securities, percentage of plan assets	[2]	21.20%	19.90%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%	100.00%
Plan assets	[3]	$ 7,959	$ 8,588		8,250
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, target allocation percentage, maximum		10.00%
Equity and debt securities, percentage of plan assets		2.60%	3.90%
International Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		35.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		39.20%	42.30%
International Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		30.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		38.80%	35.20%
International Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	[2]	5.00%
Equity and debt securities, target allocation percentage, maximum	[2]	17.50%
Equity and debt securities, percentage of plan assets	[2]	19.40%	18.60%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%	100.00%
Plan assets	[5]	$ 622 [4]	$ 762	[4]	$ 741
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, target allocation percentage, maximum		5.00%
Equity and debt securities, percentage of plan assets		1.00%	2.40%
Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, percentage of plan assets		12.80%	17.40%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, percentage of plan assets		11.20%	15.10%
Postretirement Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		95.00%
Equity and debt securities, target allocation percentage, maximum		100.00%
Equity and debt securities, percentage of plan assets		75.00%	65.10%
Insurance Contracts [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 259	$ 278
Insurance Contracts [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		259
Insurance Contracts [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		257	425
Insurance Contracts [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	[4]	429	$ 437
Equity Securities [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 129

[1]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.
[2]	Actual percentage of plan assets in Other Investments for 2015 includes $259 million related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $129 million related to an investment in a partnership whose primary holdings are public equity securities.
[3]	The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.
[4]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs: Year Ended December 31, U.S. Qualified Pension Plans International Pension Plans Partnership investments Other commingled funds Insurance contracts Other(MILLIONS OF DOLLARS) 2015 2014 2015 2014 2015 2014 2015 2014Fair value, beginning $958 $932 $1,096 $715 $274 $300 $744 $500Actual return on plan assets: Assets held, ending 84 104 (8) 47 16 23 25 47Assets sold during the period — — (34) (7) — — 3 8Purchases, sales and settlements, net (51) (78) 35 341 (17) (20) 73 254Transfer into/(out of) Level 3 — — — — — — — (19)Exchange rate changes — — — — (37) (29) (47) (46)Fair value, ending $991 $958 $1,089 $1,096 $236 $274 $798 $744
[5]	The favorable change in the funded status of our postretirement plans was primarily due to (i) plan gains resulting from favorable changes in plan assumptions and an increase in the discount rate, and (ii) the impact of a plan amendment approved in June 2015 that introduced a cap on costs for certain groups within the plan, partially offset by (i) the reduced company contributions as the result of reimbursements received for eligible prescription drug expenses for certain retirees and (ii) the acquisition of Hospira.